Fair Value Measurements - Schedule of Determine the Fair Value (Details)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Aug. 30, 2024	Mar. 15, 2024
Series A Warrants [Member] | Expected term [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input		3.9	4.9		5.7
Series A Warrants [Member] | Stock price [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input	6.31	7.09	35		87
Series A Warrants [Member] | Risk free rate [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input	3.8	3.6	4.4		4.2
Series A Warrants [Member] | Expected volatility [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input	170	165	102.5		82.5
Series A Warrants [Member] | Expected dividend rate [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input	0	0	0		0
Series A Warrants [Member] | Exercise Price [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input	3.1	3.1	16.37		37.5
Series B Warrants [Member] | Expected term [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input					5.7
Series B Warrants [Member] | Stock price [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input					87
Series B Warrants [Member] | Risk free rate [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input					4.2
Series B Warrants [Member] | Expected volatility [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input					82.5
Series B Warrants [Member] | Expected dividend rate [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input					0
Series B Warrants [Member] | Exercise Price [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input					0.01
Series C Warrants [Member] | Expected term [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input			5.6	5.6
Series C Warrants [Member] | Stock price [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input			35	16
Series C Warrants [Member] | Risk free rate [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input			4.4	3.7
Series C Warrants [Member] | Expected volatility [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input			102.5	105
Series C Warrants [Member] | Expected dividend rate [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input			0	0
Series C Warrants [Member] | Exercise Price [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input			16.37	16.37
Series D Warrants [Member] | Expected term [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input			5.6	5.6
Series D Warrants [Member] | Stock price [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input			35	16
Series D Warrants [Member] | Risk free rate [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input			4.4	3.7
Series D Warrants [Member] | Expected volatility [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input			102.5	105
Series D Warrants [Member] | Expected dividend rate [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input			0	0
Series D Warrants [Member] | Exercise Price [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input			0.005	0.005